FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 62,901	$ 64,898	$ 108,111	$ 97,336
Amount due from related parties	7,019	4,538
Prepaid expenses and other current assets	66,939	49,736
Total current assets	295,379	219,915
Rental deposit and other non-current assets	20,309	14,950
TOTAL ASSETS	865,155	728,491
Current liabilities:
Accrued expenses and other current liabilities	76,586	59,278
Amount due to related parties	3,692
Total current liabilities	440,529	287,160
Equity:
Additional paid-in capital	472,677	436,649
Accumulated deficit	(133,642)	(112,698)
Accumulated other comprehensive loss	(2,071)	(26,622)
Total iKang Healthcare Group, Inc. shareholders' equity	355,707	312,437
TOTAL LIABILITIES AND EQUITY	865,155	728,491
Class A common shares
Equity:
Common shares	339	339
Class C common shares
Equity:
Common shares	8	8
PARENT COMPANY
Current assets:
Cash and cash equivalents	1,910	2,041	1,995		$ 55,883
Amount due from related parties	152,627	154,046
Prepaid expenses and other current assets	591	643
Total current assets	155,128	156,730
Investment in subsidiaries and VIE entities	199,954	156,123
Rental deposit and other non-current assets	2,282	1,740
TOTAL ASSETS	357,364	314,593
Current liabilities:
Accrued expenses and other current liabilities	1,657	1,769
Amount due to related parties		387
Total current liabilities	1,657	2,156
Equity:
Additional paid-in capital	472,677	436,649
Accumulated deficit	(115,246)	(97,937)
Accumulated other comprehensive loss	(2,071)	(26,622)
Total iKang Healthcare Group, Inc. shareholders' equity	355,707	312,437	$ 342,826	$ 319,130
TOTAL LIABILITIES AND EQUITY	357,364	314,593
PARENT COMPANY | Class A common shares
Equity:
Common shares	339	339
PARENT COMPANY | Class C common shares
Equity:
Common shares	$ 8	$ 8